FIXED ASSETS-NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	¥ 23,617,138			¥ 24,278,032
Other additions	857,898			207,682
Transfer in from construction-in-progress (Note 7)	729,886			1,653,431
Transfer out to construction-in-progress for improvement/modifications (Note 7)	(1,094,769)			(1,311,646)
Transfer in from construction-in-progress after repair	1,978,860			1,203,378
Reclassifications	0			0
Reclassified to leasehold land payments				(403,282)
Disposals	(296,994)
Depreciation charges	(1,609,743)			(1,662,460)	¥ (1,518,970)
Impairment charge	(10,364)			(11,185)	0
Impairment write-off	12,336
Closing net book amount	24,184,248	$ 3,517,453		23,617,138	24,278,032
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	38,554,399			39,345,882
Closing net book amount	39,210,579			38,554,399	39,345,882
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(14,924,925)			(15,066,688)
Closing net book amount	(15,015,967)			(14,924,925)	(15,066,688)
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(12,336)			(1,162)
Closing net book amount	(10,364)			(12,336)	(1,162)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	4,851,311			4,845,290
Other additions	6,956			1,849
Transfer in from construction-in-progress (Note 7)	162,624			345,676
Transfer out to construction-in-progress for improvement/modifications (Note 7)	(60,507)			(305,208)
Transfer in from construction-in-progress after repair	124,345			310,885
Reclassifications	(5,631)			1,342
Reclassified to leasehold land payments				0
Disposals	(4,082)			(15,942)
Depreciation charges	(320,823)			(332,581)
Impairment charge	(2,881)			0
Impairment write-off	0
Closing net book amount	4,751,312			4,851,311	4,845,290
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	7,441,605			7,468,977
Closing net book amount	7,590,161			7,441,605	7,468,977
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(2,590,294)			(2,623,687)
Closing net book amount	(2,835,968)			(2,590,294)	(2,623,687)
Buildings [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	0			0
Closing net book amount	(2,881)			0	0
Tracks, bridges and service roads [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	11,198,306			11,700,221
Other additions	0			0
Transfer in from construction-in-progress (Note 7)	277,739			179,842
Transfer out to construction-in-progress for improvement/modifications (Note 7)	(273,678)			0
Transfer in from construction-in-progress after repair	324,386			0
Reclassifications	0			7,116
Reclassified to leasehold land payments				(403,282)
Disposals	(99,463)			(69,516)
Depreciation charges	(213,858)			(216,075)
Impairment charge	0			0
Impairment write-off	0
Closing net book amount	11,213,432			11,198,306	11,700,221
Tracks, bridges and service roads [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	14,588,338			14,887,093
Closing net book amount	14,735,949			14,588,338	14,887,093
Tracks, bridges and service roads [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(3,390,032)			(3,186,872)
Closing net book amount	(3,522,517)			(3,390,032)	(3,186,872)
Tracks, bridges and service roads [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	0			0
Closing net book amount	0			0	0
Locomotives and rolling stock [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	4,840,070			4,855,319
Other additions	712,632			69,311
Transfer in from construction-in-progress (Note 7)	127,805			843,489
Transfer out to construction-in-progress for improvement/modifications (Note 7)	(715,707)			(987,236)
Transfer in from construction-in-progress after repair	1,414,100			875,497
Reclassifications	0			25
Reclassified to leasehold land payments				0
Disposals	(167,790)			(234,830)
Depreciation charges	(611,095)			(571,640)
Impairment charge	0			(9,865)
Impairment write-off	9,865
Closing net book amount	5,609,880			4,840,070	4,855,319
Locomotives and rolling stock [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	7,903,204			8,557,841
Closing net book amount	8,218,284			7,903,204	8,557,841
Locomotives and rolling stock [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(3,053,269)			(3,702,522)
Closing net book amount	(2,608,404)			(3,053,269)	(3,702,522)
Locomotives and rolling stock [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(9,865)			0
Closing net book amount	0			(9,865)	0
Communications and signalling systems [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	470,213			492,874
Other additions	22,784			13,086
Transfer in from construction-in-progress (Note 7)	28,629			80,867
Transfer out to construction-in-progress for improvement/modifications (Note 7)	(8,042)			(299)
Transfer in from construction-in-progress after repair	40,026			299
Reclassifications	0			0
Reclassified to leasehold land payments				0
Disposals	(10,531)			(744)
Depreciation charges	(104,096)			(115,870)
Impairment charge	0			0
Impairment write-off	0
Closing net book amount	438,983			470,213	492,874
Communications and signalling systems [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	1,993,168			1,917,478
Closing net book amount	2,034,318			1,993,168	1,917,478
Communications and signalling systems [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(1,522,955)			(1,424,604)
Closing net book amount	(1,595,335)			(1,522,955)	(1,424,604)
Communications and signalling systems [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	0			0
Closing net book amount	0			0	0
Other machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	2,257,238			2,384,328
Other additions	115,526			123,436
Transfer in from construction-in-progress (Note 7)	133,089			203,557
Transfer out to construction-in-progress for improvement/modifications (Note 7)	(36,835)			(18,903)
Transfer in from construction-in-progress after repair	76,003			16,697
Reclassifications	5,631			(8,483)
Reclassified to leasehold land payments				0
Disposals	(15,128)			(15,780)
Depreciation charges	(359,871)			(426,294)
Impairment charge	(7,483)			(1,320)
Impairment write-off	2,471
Closing net book amount	2,170,641			2,257,238	2,384,328
Other machinery and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	6,628,084			6,514,493
Closing net book amount	6,631,867			6,628,084	6,514,493
Other machinery and equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(4,368,375)			(4,129,003)
Closing net book amount	(4,453,743)			(4,368,375)	(4,129,003)
Other machinery and equipment [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(2,471)			(1,162)
Closing net book amount	¥ (7,483)			¥ (2,471)	¥ (1,162)

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .